GOODWILL	12 Months Ended
Dec. 31, 2024
GOODWILL.
GOODWILL
11	GOODWILL

The following is a continuity of the Company’s goodwill:

As at January 1, 2023	31,662
Effect of Movement in exchange rates	259
As at December 31, 2023	31,921

Effect of movements in exchange rates	801
As at December 31, 2024	32,722

The carrying amount of goodwill is attributed to the acquisitions of Oryx Gaming, Wild Streak and Spin. The Company completed its annual impairment tests for goodwill as at December 31, 2024 and concluded that there was no impairment.

Key Assumptions

The recoverable amount was determined based on a value in use calculation which uses cash flow projections based on financial budgets approved by the Board and covering a five-year period and an after-tax discount rate of 13.5% (pre-tax rate 17.7%) per annum. The cash flows beyond the five-year period have been extrapolated using a steady 3.0% per annum growth rate.

The cash flow projections used in estimating the recoverable amounts are generally consistent with results achieved historically adjusted for anticipated growth.